INCOME TAXES - Schedule Of Current And Deferred Component Of Income Tax Expenses Which Were Attributable To The Companys PRC Subsidiaries And VIE And VIEs Subsidiaries (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current and deferred component of income tax expenses (benefits)
Total income tax expenses	$ 24	$ 9,850	$ 4,479
PRC [Member]
Current and deferred component of income tax expenses (benefits)
Current income tax expenses	24	9,850	4,479
Deferred income tax expenses		0	0
Total income tax expenses	$ 24	$ 9,850	$ 4,479